Document and Entity Information	Apr. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 20, 2026
Entity Registrant Name	KAILERA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-43233
Entity Tax Identification Number	99-3088927
Entity Address Address Line 1	180 Third Avenue
Entity Address Address Line 2	4th Floor
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02451
City Area Code	781
Local Phone Number	317-0290
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	KLRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002096997